The Cannabis ETF
Schedule of Investments
(Unaudited)
As of August 31, 2021
		Shares	Value (Note 1)

COMMON STOCKS - 99.18%

Consumer Discretionary - 15.65%
*	cbdMD, Inc.	1,829,182	$3,932,741
*	Charlotte's Web Holdings, Inc.	926,520	2,284,349
*	Greenlane Holdings, Inc. (a)	820,636	2,084,415
*	Grow Generation Corp.	167,151	5,347,160
*	Hydrofarm Holdings Group, Inc. (a)	128,670	6,505,555
			20,154,220
Consumer Staples - 9.87%
*	Neptune Wellness Solutions, Inc.	2,717,810	1,772,284
*	NewAge, Inc.	1,323,660	2,329,642
*	Village Farms International, Inc. (a)	890,762	8,604,761
			12,706,687
Health Care - 56.89%
*	Aleafia Health, Inc.	8,146,853	2,195,917
*	Amyris, Inc.	400,750	6,031,288
*	Aurora Cannabis, Inc. (a)	432,169	3,206,694
*	Auxly Cannabis Group, Inc.	18,143,745	3,955,549
*	Canopy Growth Corp.	377,320	6,501,224
*	Cardiol Therapeutics, Inc. - Class A	1,050,274	3,896,688
*	Clever Leaves Holdings (a)	382,681	3,543,626
*	Cronos Group, Inc.	899,522	5,945,840
*	Fire & Flower Holdings Corp.	8,442,251	6,291,197
*	HEXO Corp. (a)	592,876	1,458,475
*	High Tide, Inc.	572,775	4,200,229
*	MediPharm Labs Corp.	10,498,822	2,829,871
*	Nova Cannabis, Inc.	740,688	1,685,250
*	Organigram Holdings, Inc.	2,508,892	6,698,742
*	Riv Capital, Inc. - Class A	1,416,932	1,673,719
*	The Valens Co., Inc. (a)	1,973,209	4,724,188
*	Tilray, Inc.	546,054	7,475,479
*	Willow Biosciences, Inc.	1,848,113	952,333
			73,266,309
Industrials - 12.37%
*	Agrify Corp. (a)	214,727	6,098,247
*	Enwave Corp., Inc.	3,685,714	2,834,266
	PerkinElmer, Inc.	17,882	3,304,594
*	Waters Corp.	8,936	3,699,683
			15,936,790
Information Technology - 1.62%
*	Cree, Inc. (a)	24,590	2,089,658

Materials - 2.78%
*	The Scotts Miracle-Gro Co.	22,859	3,584,977
			3,584,977

	Total Common Stocks (Cost $146,342,051)		127,738,641
			(Continued)

The Cannabis ETF

Schedule of Investments - Continued
(Unaudited)
As of August 31, 2021
			Value (Note 1)

Investments, at Value (Cost $146,342,051) - 99.18%			$127,738,641

Other Assets Less Liabilities - 0.82%			1,050,155

Net Assets - 100%			$128,788,796

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of August 31, 2021 is $13,207,607 (Note 6).
* Non income-producing investment

Summary of Investments
by Sector	% of Net
	Assets	Value
Consumer Discretionary	15.65%	$20,154,220
Consumer Staples	9.87%	12,706,687
Health Care	56.89%	73,266,309
Industrials	12.37%	15,936,790
Information Technology	1.62%	2,089,658
Materials	2.78%	3,584,977
Other Assets Less Liabililties	0.82%	1,050,155
Total Net Assets	100.00%	$128,788,796